Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Intangible Assets, Net [Abstract]
Computer software	$ 652,000		$ 652,000
Less: accumulated amortization	(420,700)		(383,500)
Intangible assets, net	$ 231,300	$ 29,735	$ 268,500